Loans - Loans to Directors and Executive Officers Including Immediate Families (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Receivables Other Related Parties And Retainage [Abstract]
Balance - Beginning of year	$ 14,389	$ 15,147
New loans and advances	2,344	850
Repayments	(1,256)	(1,575)
Effect of changes to related parties	(1,475)	(33)
Balance - End of year	$ 14,002	$ 14,389